Document and Entity Information	Oct. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	SCHWAB CAPITAL TRUST
Entity Central Index Key	0000904333
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 13, 2022
Document Effective Date	Jan. 13, 2022
Prospectus Date	Feb. 25, 2021
SCHWAB STRATEGIC TRUST
Prospectus:
Document Period End Date	Feb. 28, 2021
Entity Registrant Name	SCHWAB STRATEGIC TRUST
Prospectus Date	Jun. 25, 2021
Schwab® Fundamental Emerging Markets Large Company Index Fund | Schwab Fundamental Emerging Markets Large Company Index Fund | SCHWAB CAPITAL TRUST
Prospectus:
Trading Symbol	SFENX
Schwab® Fundamental Emerging Markets Large Company Index ETF | Schwab Fundamental Emerging Markets Large Company Index ETF | SCHWAB STRATEGIC TRUST
Prospectus:
Trading Symbol	FNDE